Simplify Enhanced Income ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 100.6%
U.S. Treasury Bill, 5.39%, 4/2/2024(a) ......................................... $ 13,500,000 $ 13,498,044
U.S. Treasury Bill, 5.37%, 4/11/2024(a) ........................................ 13,000,000 12,981,099
U.S. Treasury Bill, 5.39%, 4/16/2024(a) ........................................ 153,100,000 152,764,169
U.S. Treasury Bill, 5.40%, 4/30/2024(a)(b) ...................................... 30,500,000 30,370,937
U.S. Treasury Bill, 5.39%, 6/6/2024(a) ......................................... 6,000,000 5,942,663
U.S. Treasury Bill, 5.40%, 6/25/2024(a)(b) ...................................... 199,000,000 196,572,385
Total U.S. Treasury Bills (Cost $412,110,055) ....................................... 412,129,297
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
iShares 20+ Year Treasury Bond ETF, April Strike Price $104, Expires 4/12/24 3,227 33,560,800 6,454
ishares Russell 2000 ETF, April Strike Price $224, Expires 4/01/24 ........ 1,231 27,574,400 0
ishares Russell 2000 ETF, April Strike Price $230, Expires 4/05/24 ........ 3,589 82,547,000 7,178
ishares Russell 2000 ETF, April Strike Price $230, Expires 4/12/24 ........ 8,224 189,152,000 53,456
KraneShares CSI China Internet Fund, April Strike Price $30, Expires 4/01/24 8,801 26,403,000 0
SPDR Gold Shares, April Strike Price $230, Expires 4/12/24 ............. 2,090 48,070,000 14,630
SPDR S&P Biotech ETF, April Strike Price $109, Expires 4/05/24 ......... 8,143 88,758,700 16,286
SPDR S&P Biotech ETF, April Strike Price $106, Expires 4/12/24 ......... 5,866 62,179,600 67,459
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $170,
Expires 4/05/24 ............................................... 4,019 68,323,000 6,028
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $170,
Expires 4/12/24 ............................................... 1,458 24,786,000 8,019
179,510
Puts – Exchange-Traded – 0.0%†
iShares 20+ Year Treasury Bond ETF, April Strike Price $85, Expires 4/12/24 3,227 27,429,500 6,454
S&P 500 Index, April Strike Price $4,750, Expires 4/05/24 ............... 637 302,575,000 23,887
S&P 500 Index, April Strike Price $4,750, Expires 4/10/24 ............... 641 304,475,000 68,908
99,249
Total Purchased Options (Cost $536,587) ............................................ 278,759
Total Investments – 100.7%
(Cost $412,646,642) ........................................................... $ 412,408,056
Liabilities in Excess of Other Assets – (0.7)% ......................................... (2,910,818)
Net Assets – 100.0% ............................................................ $ 409,497,238
Number of
Contracts Notional Amount
Written Options – (0.3)%
Calls – Exchange-Traded – (0.2)%
iShares 20+ Year Treasury Bond ETF, April Strike Price $98.5, Expires
4/12/24 ...................................................... (3,227) $ (31,785,950) $ (29,043)
ishares Russell 2000 ETF, April Strike Price $221, Expires 4/05/24 ........ (3,589) (79,316,900) (19,740)
ishares Russell 2000 ETF, April Strike Price $220, Expires 4/12/24 ........ (8,224) (180,928,000) (386,528)
SPDR Gold Shares, April Strike Price $220, Expires 4/12/24 ............. (2,090) (45,980,000) (52,250)

Simplify Enhanced Income ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Number of
Contracts Notional Amount Value
SPDR S&P Biotech ETF, April Strike Price $105, Expires 4/05/24 ......... (8,143) $ (85,501,500) $ (24,429)
SPDR S&P Biotech ETF, April Strike Price $102.5, Expires 4/12/24 ........ (5,866) (60,126,500) (167,181)
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $162,
Expires 4/05/24 ............................................... (4,019) (65,107,800) (46,218)
SPDR S&P Oil & Gas Exploration & Production ETF, April Strike Price $162,
Expires 4/12/24 ............................................... (1,458) (23,619,600) (60,507)
(785,896)
Puts – Exchange-Traded – (0.1)%
iShares 20+ Year Treasury Bond ETF, April Strike Price $91.5, Expires
4/12/24 ...................................................... (3,227) $ (29,527,050) $ (45,178)
S&P 500 Index, April Strike Price $5,050, Expires 4/05/24 ............... (637) (321,685,000) (70,070)
S&P 500 Index, April Strike Price $5,050, Expires 4/10/24 ............... (641) (323,705,000) (227,555)
(342,803)
Total Written Options (Premiums Received $1,581,489) ................................. $ (1,128,699)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $54,486,607 have been pledged as collateral for options as of March 31, 2024.
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 100.6%
Purchased Options ............................................................................... 0.1%
Total Investments ................................................................................ 100.7%
Liabilities in Excess of Other Assets .................................................................. (0.7)%
Net Assets ..................................................................................... 100.0%